Segment Reporting	6 Months Ended
Jun. 30, 2011
Segment Reporting
Segment Reporting

22.           Segment Reporting

Operating Segment

The Company is engaged in the development, production and sale of seeds. In accordance with ASC 280-10 “Segment Reporting: Overall”, the Company’s chief operating decision maker evaluates segment performance based on revenue and cost of revenue by segment. The Company has determined that it has five operating and reportable segments which are China Seeds, International seeds, AgriServices, Regional Corporate and Central Corporate.

The Company had no customers which accounted for 10% or more of the Company’s revenues for the periods presented in the consolidated financial statements.

Operating Segment Information

(Unaudited)	China Seeds	International Seeds	AgriService	Regional Corporate	Central Corporate	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	60,829	353,034	612,305	—	—	1,026,168
Cost of revenue	(33,734)	(263,774)	(463,859)	—	—	(761,366)
Gross profit	27,095	89,260	148,446	—	—	264,802
Selling, general and administrative expenses	(7,020)	(57,026)	(127,149)	(29,128)	(50,789)	(271,112)
Research and development expenses	(317)	(6,680)	—	—	(35)	(7,033)
Total operating expenses	(7,338)	(63,706)	(127,149)	(29,128)	(50,825)	(278,145)
Operating income (loss)	19,758	25,554	21,297	(26,198)	(50,825)	(13,343)

Segment assets	107,726	2,186,152	885,140	3,020,920	1,837,074	8,036,940
Segment liabilities	58,626	1,199,583	922,367	2,402,041	789,305	5,371,923

(Unaudited, In USD)	China Seeds	International Seeds	AgriService	Regional Corporate	Central Corporate	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Revenue	9,411	54,620	94,733	—	—	158,763
Cost of revenue	(5,219)	(40,810)	(71,766)	—	—	(117,795)
Gross profit	4,192	13,810	22,967	—	—	40,969
Selling, general and administrative expenses	(1,086)	(8,823)	(19,672)	(4,506)	(7,858)	(41,945)
Research and development expenses	(49)	(1,034)	—	—	(5)	(1,088)
Total operating expenses	(1,135)	(9,856)	(19,672)	(4,506)	(7,863)	(43,033)
Operating income (loss)	3,057	3,954	3,295	(4,506)	(7,863)	(2,064)

Segment assets	16,667	338,230	136,944	467,382	284,223	1,243,446
Segment liabilities	9,070	185,593	142,704	371,632	122,117	831,117

Geographic Segment Information

In presenting information on the basis of geographical segments, segment revenues are attributed to countries based on location of customers. Segment assets are based on the geographical location of the assets.

	Revenues		Long-Lived Assets
(Unaudited)	6 months ended June 30, 2011		As at June 30, 2011
	RMB’000	US$’000	RMB’000	US$’000
China	60,829	9,411	448,189	69,342
New Zealand	798,541	123,546	418,290	64,716
Australia	61,385	9,497	122,883	19,012
South America	104,326	16,141	21,058	3,258
United Kingdom	1,087	168	1,453	225
Total	1,026,168	158,763	1,011,872	156,552

*  For the revenue from countries other than China, it represented only two months results since PGW acquisition.